SASCO 2006-S2

Credit Risk Management Report

November 2006

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security. The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2
Executive Summary
November 2006

Transaction Summary

Closing Date:                   05/26/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS1

Collateral Summary
                        Closing Date    10/31/2006      10/31/2006 Balance as a
                                                        Percentage of Closing
                                                        Date

Collateral Balance      $657,614,218    $548,607,300    83.42%

Loan Count              13,391          11,423          85.30%

1 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
2 These figures are based upon information provided to Clayton Fixed Income
Services Inc. by the servicers on a monthly basis.

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Collateral Statistics
                                Loan Count      Summed Balance
First Payment Defaults          16              $1,174,587
Early Payment Defaults*         86              $6,500,030

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
                                        Loan Count      Summed Balance
Total Outstanding Second Lien Loans     11,576          $556,993,777
30+ Days Delinquent                     129             $7,865,604
60+ Days Delinquent                     63              $4,240,169
90+ Days Delinquent                     175             $12,167,982
Foreclosure                             8               $725,176

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

11/25/2006      $566,429,885            $17,215,660             3.03
10/25/2006      $585,206,137            $18,526,643             3.16
9/25/2006       $604,749,560            $19,268,273             3.18

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment
Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

10/25/2006      $63                     $63                     $0

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

11/25/2006      $0                      0

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two

Loan-Level Report

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas.
Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing
Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated
REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV ®
$0 8242191 DC
711
1/1/2006
6/1/2006
Int. Est. 11.66%
0.00% 0.00%
10/1/2007 CC0000
Monitor
$270,000
$208,216
$31,500
$0 3/31/2006
Default Reason: (Unknown)
$168,000
80.68%
11/30/2006 Clayton is continuing to await a response regarding a prepayment penalty for this loan.
9/29/2006 This junior lien was paid in full out of current status in the 8/25/2006 remittance with an active prepayment penalty flag, but a penalty was not remitted. Clayton checked the state statutes and could not find a reason why this penalty would be prohibited. Clayton asked the servicer to explain why a penalty was not remitted. We are awaiting a response.
$40,883 8242244 NH
689
1/1/2006
4/1/2006
BPO 10.00%
12.98% 99.71%
6/1/2007 C36999
Monitor
$410,000
$314,900
$41,000
$40,883 8/28/2006
Default Reason: (Unknown)
$346,394
122.98%
11/30/2006 Clayton is awaiting documentation from the servicer to reconcile the value decline of the property securing this loan.
10/16/2006 According to the servicer's response the BPO dated 8/28/2006 valuing the property at $314,900 is in line with comparable properties and listings. Clayton asked the servicer for a copy of the original appraisal and BPO dated 8/28/2006. We are awaiting a response.
9/27/2006 According to the most recent valuation, the property securing this junior lien is valued at $314,900, a $95,100 or 23 percent decline in nine months. The property is located in an area which incurred severe storms, tornadoes, straight line winds, and flooding from 6/21/2006 to 6/23/2006. Clayton asked the servicer if the value decline is a result of damage caused by the severe storms and if not if the servicer can please explain the value decline. We are awaiting a response.
$37,168 8242359 IL
580
2/1/2006
4/1/2006
BPO 20.00%
20.93% 99.91%
3/1/2008 C36999
Monitor - BK
$186,000
$177,500
$37,200
$37,168 8/9/2006
Default Reason: (Unknown)
$165,516
114.18%
11/30/2006 The borrower's Chapter 13 bankruptcy plan was confirmed and an initial payment of $1,691 will be made. Subsequently, no payments will be made by the borrower during the first six months of the plan. Payments are scheduled to resume in the amount of $110 from the seventh month and the loan will be cured by month 22. Considering it appears there will be cash flow for this loan, Clayton recommends this loan remain active in the security.
11/1/2006 This loan was added to the Watchlist because the borrower filed for Chapter 13 bankruptcy protection on 8/25/2006. Clayton will continue to monitor this loan through the bankruptcy process.
$0 8242398 AZ
786
12/1/2005
6/1/2006
Int. Est. 19.38%
0.00% 0.00%
11/1/2007 CC0000
Monitor
$325,000
$256,248
$63,000
$0 3/31/2006
Default Reason: (Unknown)
$252,000
98.34%
11/30/2006 Clayton is awaiting a response from the servicer regarding the prepayment penalty issue.
9/29/2006 This junior lien was paid in full out of current status in the 8/25/2006 remittance with an active prepayment penalty flag, but a penalty was not remitted. Clayton checked the state statutes and could not find a reason why this penalty would be prohibited. Clayton asked the servicer to explain why a penalty was not remitted. We are awaiting a response.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: October 31, 2006
Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV ®
$87,901 8242842 MI
680
2/1/2006
5/1/2006
BPO 20.00%
26.23% 99.88%
2/1/2008 CC369F
Monitor
$440,000
$335,000
$88,000
$87,901 11/21/2006
Default Reason: (Unknown)
$352,000
131.31%
11/30/2006 According to the servicer's system, this junior lien has a foreclosure sale date of 12/7/2006. There are also comments indicating the senior lien holder already foreclosed and the property is currently in redemption status. Additionally, the latest valuation indicates there is insufficient equity to pursue foreclosure from the second lien position. The servicer is currently researching the status of this loan and it appears the foreclosure sale will be cancelled and the loan will be charged off.
$199,716 8243378 VA
634
2/1/2006
3/1/2006
BPO 19.98%
24.50% 99.95%
8/1/2007 369999
Monitor - BK
$1,000,000
$815,000
$199,800
$199,716 7/14/2006
Default Reason: (Unknown)
$799,200
122.56%
11/30/2006 The servicer received a subsequent valuation on 7/27/2006 valuing the property securing this loan at $925,000. At this valuation, the servicer calculated a negative equity position and has coded this loan for charge off. Clayton will continue to monitor this loan for liquidation.
10/3/2006 According to a third party website, the estimated value for the property securing this loan is higher than the most recent BPO (based on comparables). Clayton will continue to monitor the property valuations for this loan.
9/1/2006 According to the most recent valuation, this property is valued at $815,000, a $185,000 or 19 percent decline in seven months. According to a third party resource the average property value of this area is $822,774 and the subject property is not superior to others in the area. Clayton will continue to research this value decline.
6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
$43,870 8243707 CA
701
2/1/2006
3/1/2006
BPO 14.98%
13.66% 67.60%
10/1/2007 36999F
Monitor
$433,000
$474,500
$64,891
$64,841 8/3/2006
Default Reason: (Unknown)
$366,755
90.95%
11/30/2006 According to the servicer's system, it is currently monitoring the senior lien holder's foreclosure process for excess proceeds from a foreclosure sale.
11/29/2006 There appears to be marginal equity available for this lien. Clayton does not object to the servicer monitoring the senior lien holder's foreclosure sale.
11/2/2006 The borrower for this loan is now over 180-days delinquent. Clayton estimates that there is marginal equity available to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
9/1/2006 The borrower for this loan is now 90-days delinquent. Clayton estimates that there sufficient equity to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: October 31, 2006
Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV ®
$53,870 8243821 AZ
738
2/1/2006
5/1/2006
BPO 19.54%
19.58% 99.85%
4/1/2008 CC3699
Monitor - BK
$276,000
$275,000
$53,950
$53,870 9/20/2006
Default Reason: (Unknown)
$275,500
119.77%
11/30/2006 The servicer calculated a negative equity position for this loan and will not file a motion for relief. The servicer is monitoring for discharge of the borrower's bankruptcy.
11/1/2006 This loan was added to the Watchlist because the borrower filed for Chapter 7 bankruptcy protection on 9/5/2006. Clayton will continue to monitor this loan through the bankruptcy process.
$16,526 8245939 TN
701
3/1/2006
3/1/2006
BPO 19.24%
17.76% 45.93%
4/1/2007 36C999
Monitor
$187,000
$202,500
$35,980
$35,968 9/4/2006
Default Reason: (Unknown)
$143,920
88.83%
11/30/2006 The servicer calculated a positive equity position and assigned this loan to be reviewed for foreclosure. Considering there appears to be equity available to pursue foreclosure, Clayton does not object to this decision.
11/2/2006 The borrower for this loan is now over 180-days delinquent. Clayton estimates that there is marginal equity available to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
9/27/2006 The borrower for this loan is now over 150 days delinquent. Clayton estimates that there is sufficient equity available to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
8/31/2006 Clayton will remove this loan from the Watchlist because it is current.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default.
$130,075 8248055 IL
725
4/1/2006
4/1/2006
BPO 25.00%
40.46% 61.21%
3/1/2008 C36999
Monitor
$850,000
$525,000
$212,500
$212,457 8/9/2006
Default Reason: (Unknown)
$315,100
100.48%
11/30/2006 The servicer is attempting to obtain senior lien information to determine the appropriate loss mitigation strategy. Additionally, we are awaiting a response from the servicer regarding the value decline of the property.
10/3/2006 According to a third party website, the value of the property securing this loan is higher than the most recent BPO (based on comparable homes). Clayton will continue to monitor the value decline and will await a response from the servicer regarding the value decline.
9/27/2006 According to the most recent valuation, the property securing this junior lien is valued at $525,000, a $325,000 or 38 percent decline in six months. Clayton asked the servicer to please explain the value decline. We are awaiting a response.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: October 31, 2006
Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV ®
$165,951 8249027 CA
726
5/1/2006
5/1/2006
BPO 20.00%
21.00% 99.97%
8/1/2007 CC3699
Monitor
$830,000
$790,000
$166,000
$165,951 11/20/2006
Default Reason: (Unknown)
$664,000
105.05%
11/1/2006 This loan was added to the Watchlist because it is an early payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
$278,747 8249093 CA
654
5/1/2006
5/1/2006
Int. Est. 20.00%
29.84% 99.94%
8/1/2007 CC3699
Monitor
$1,394,233
$934,136
$278,900
$278,747 3/31/2006
Default Reason: (Unknown)
$975,814
134.30%
11/30/2006 According to the servicer's system, a payment in the amount of $2,900 was received. Clayton will monitor to ensure the funds are applied to this loan.
11/1/2006 This loan was added to the Watchlist because it is a early payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
$64,800 8249849 VA
660
5/1/2006
5/1/2006
BPO 19.83%
19.82% 92.04%
5/1/2007 CC3699
Monitor
$355,000
$355,000
$70,400
$70,383 11/22/2006
Default Reason: (Unknown)
$281,600
99.15%
11/30/2006 The borrower's Chapter 7 bankruptcy was discharged on 11/7/2006. The servicer has resumed loss mitigation efforts.
11/1/2006 This loan was added to the Watchlist because the borrower filed for Chapter 7 bankruptcy protection on 7/17/2006. Clayton will continue to monitor this loan through the bankruptcy process.
$109,561 8249972 HI
663
5/1/2006
5/1/2006
BPO 19.99%
19.37% 80.88%
8/1/2007 CC3699
Monitor
$677,500
$699,000
$135,450
$135,422 11/22/2006
Default Reason: (Unknown)
$541,800
96.88%
11/1/2006 This loan was added to the Watchlist because it is a early payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: October 31, 2006
Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV ®
$23,989 8250469 NY
705
1/1/2006
3/1/2006
BPO 14.23%
15.59% 16.43%
2/1/2008 96999F
Monitor
$1,026,000
$935,000
$146,000
$145,788 8/7/2006
Default Reason: (Unknown)
$650,000
85.11%
11/30/2006 Comments in the servicer's system indicate that senior lien information was obtained and the borrower is current on payments. Considering this, foreclosure appears to be appropriate at this time.
11/29/2006 According to a third party website, the property value at origination appears to be in line with comparable properties. Clayton will continue to monitor this loan to ensure it is charged off when the loan becomes unsecured.
9/27/2006 According to a BPO dated 8/7/2006, which valued the property securing this junior lien at $935,000, the property value has declined by $91,000 or nine percent, since origination. Clayton will continue to monitor the value decline on this property because this loan was originated with no documentation and was a second payment default.
8/31/2006 The LIPD on this loan has not advanced since the 6/1/2006 payment. Clayton will continue to monitor this loan because it is an early payment default.
8/2/2006 The LIPD on this loan advanced on the 6/1/2006 payment date.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default. Additionally, a valuation performed on 4/30/2006 indicates that the property value has declined $146,000, or 14 percent. The loan was originated as a rate/term refinance on a two-unit property with no documentation.
$34,467 8250679 GA
674
1/1/2006
3/1/2006
BPO 15.00%
26.51% 99.90%
4/1/2007 369999
Monitor
$230,000
$130,000
$34,500
$34,467 8/24/2006
Default Reason: (Unknown)
$204,620
183.91%
11/29/2006 According to a comment in the servicer's system on 11/27/2006, the servicer intends to charge off this loan because there is insufficient equity to pursue foreclosure. Clayton asked the servicer again for a copy of the original appraisal and most recent BPO. We are awaiting a response.
8/31/2006 Clayton is still awaiting a copy of original appraisal and most recent BPO to review this loan as a possible repurchase candidate.
8/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, this loan was originated using no documentation on an investment property. Based on the most recent valuation the property has declined in value by $120,000 or 52 percent. Third party sources indicate that the BPO is accurate. Clayton has requested a copy of the original appraisal and most recent BPO to review this loan for fraud.
$72,975 8252040 MO
747
4/1/2006
4/1/2006
BPO 19.37%
25.39% 99.96%
5/1/2007 C36999
Monitor
$376,700
$287,400
$73,000
$72,975 8/3/2006
Default Reason: (Unknown)
$303,378
130.95%
11/30/2006 According to the servicer's system, this loan is set be charged off in December 2006. Clayton will continue to monitor this loan to ensure it is charged off.
9/28/2006 According to a BPO dated 8/3/2006, which valued the property securing this junior lien at $287,400, the property value has declined by $89,300 since origination. Clayton will continue to monitor the value decline on this property because this loan is an early payment default and was originated with no documentation.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: October 31, 2006
Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV ®
$107,379 8254288 PA
645
6/1/2006
5/1/2006
BPO 22.77%
22.77% 87.30%
1/1/2008 CC3699
Monitor
$540,000
$540,000
$123,000
$123,000 11/21/2006
Default Reason: (Unknown)
$417,000
100.00%
11/1/2006 This loan was added to the Watchlist because it is a first payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
$174,000 8254379 VA
801
6/1/2006
5/1/2006
(Unknown) 20.00%
0.00% 100.00%
5/1/2007 CC3699
Monitor
$870,000
$1
$174,000
$174,000 Unknown
Default Reason: (Unknown)
$696,000
0.00%
11/1/2006 This loan was added to the Watchlist because it is a first payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: October 31, 2006

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three

180-Day Delinquent Loans Report

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 180-Day Delinquencies

Trustee Remittance Date: November 25, 2006

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 180-Day Delinquencies

Intended Charge  Intended        Loans in  Loans with  Unspecified  Unspecified
-off/No Issue    Foreclosure/No  REO       Cash Flow   No Equity    With Equity
                 Issue
7.17%            43.81%          0.00%     41.54%      7.48%        0.00%

*The percentages are calculated based on the total outstanding balance for all 180-day delinquent loans.

Trustee Remittance Date: November 25, 2006

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Aggregate 180-day Delinquencies by Category

Intended Charge  Intended        Loans in  Loans with  Unspecified  Unspecified
-off/No Issue    Foreclosure/No  REO       Cash Flow   No Equity    With Equity
                 Issue
$210,629         $34,467         $0        $199,716    $35,968      $0

** As a result of rounding, the "unspecified" totals in this table may not exactly match those in the detailed 180 day report below.
Loan Number Next Due Date Property Value Senior Lien Junior Lien
                                         Balance     Balance
8245939     4/1/2006      $202,500       $143,920    $35,968

Comments

The servicer calculated a positive equity position and assigned this loan to be reviewed for foreclosure. Considering there appears to be equity available to pursue foreclosure, Clayton does not object to this decision.

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Four

Prepayment Penalty Analysis

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Prepayment Penalty Analysis
Trustee Remittance Date: November 25, 2006

Total Cash Flows

Trustee Remittance Date
                   11/25/2006 10/25/2006 9/25/2006 8/25/2006 7/25/2006 6/25/2006

Amount Remitted
to the Trust         $63        $525      $5,334    $3,193    $4,180   $0

Amount Remitted
by the Servicers     $63        $525      $5,334    $3,193    $4,180   $0

Difference           $0         $0        $0        $0        $0       $0

Total Collections by the Servicers

Total Paid-Off
Loans                330        323       203       392       381      126

Total Paid-Off
Loans with
Prepayment Flags     0          1         1          4        2        0

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0          0         0         0         0        0

Liquidated out
of REO Status        0          0         0         0         0        0

Acceleration of
Debt                 0          0         0         0         0        0

Loss Mitigation
(Short Sales,
Charge Offs)         0          0         0         0         0        0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0          0         0         0         0        0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0          0         0         0         0        0

Total Paid-Off
Loans with Active
Prepayment Flags     0          1         1         4         2        0

Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0          0         0         0         0        0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             0          0         0         2         0        0

Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             0          1         1         2         2        0

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted             1          0         0         0         1        0

Total Loans with
Penalties Remitted   0          0         0         0         0        0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.30%      0.31%     0.49%     0.51%     0.79%    0.00%

Penalties Remitted
for loans with
Active Prepayment
Flags                N/A        100%       100%     100%      100%     100%

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Trustee Remittance Date: November 25, 2006
SASCO 2006-S2 Paid-Off Mortgages With Prepayment Flags

Loan   State Delinquency Origination EXP. Payoff  PPP      % of
Number       History     Date        Date Amount  Remitted Payoff
8247857 FL   CCCCCC    3/2/2006 3/02/2006 $32,926 $1,531   5%

Comment
Remitted without a prepayment flag

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Additional Funds Remitted
Trustee Remittance Date: November 25, 2006

Loan   State Delinquency Origination EXP. Payoff  PPP      % of
Number       History     Date        Date Amount  Remitted Payoff
8248996 VA   CCCCC0    2/15/2006 2/15/2009 $52,491 $525     2%
8247857 FL   CCCCCC    3/2/2006  3/02/2006 $32,926 $1,531   5%
8245756 CA   CCC000  12/12/2005 12/12/2007 $47,702 ($1,993) 4%

Comments
Remitted-Incorrectly
Remitted without a prepayment flag
Reversal of Penalty

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Outstanding Issues
Trustee Remittance Date: November 25, 2006

Loan   State Delinquency Origination EXP. Payoff  PPP      % of
Number       History     Date        Date Amount  Remitted Payoff
8242398 AZ   CC0000  10/27/2005 10/27/2006 $62,790 $0      0%
8242191 DC   CC0000  11/23/2005 11/23/2008 $31,389 $0      0%

Comments
Awaiting servicer's response
Awaiting servicer's response

Section Five

Loss Report

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Historical Monthly Losses Losses Through: October 31, 2006

Date Loan   Loss Amount Loss Percentage
11/25/2006  $0          0.00%
10/25/2006  $114        0.00%
9/25/2006   $0          0.00%
8/25/2006   $0          0.00%
7/25/2006   $0          0.00%
6/25/2006   $0          0.00%
Totals      $114        0.00%

*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Six

Analytics

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 FICO Distribution by Status
Mortgage Data Through: October 31, 2006

FICO    Delinquency     Percentage

550     Current         0
560     Current         0
560     Delinquent      0.005
570     Current         0
570     Paid Off        0.001
580     Current         0.002
580     Delinquent      0.013
580     Paid Off        0.001
590     Current         0.002
590     Delinquent      0.021
590     Paid Off        0.001
600     Current         0.003
600     Delinquent      0.008
600     Paid Off        0.003
610     Current         0.002
610     Delinquent      0.019
610     Paid Off        0.002
620     Current         0.014
620     Delinquent      0.043
620     Paid Off        0.009
630     Current         0.033
630     Delinquent      0.053
630     Paid Off        0.023
640     Current         0.044
640     Delinquent      0.072
640     Paid Off        0.039
650     Current         0.054
650     Delinquent      0.064
650     Paid Off        0.051
660     Current         0.071
660     Delinquent      0.064
660     Paid Off        0.056
670     Current         0.087
670     Delinquent      0.096
670     Paid Off        0.074
680     Current         0.077
680     Delinquent      0.099
680     Paid Off        0.086
690     Current         0.074
690     Delinquent      0.104
690     Paid Off        0.07
700     Current         0.067
700     Delinquent      0.053
700     Paid Off        0.069
710     Current         0.062
710     Delinquent      0.061
710     Paid Off        0.062
720     Current         0.06
720     Delinquent      0.035
720     Paid Off        0.058
730     Current         0.054
730     Delinquent      0.035
730     Paid Off        0.062
740     Current         0.049
740     Delinquent      0.019
740     Paid Off        0.052
750     Current         0.046
750     Delinquent      0.037
750     Paid Off        0.045
760     Current         0.039
760     Delinquent      0.021
760     Paid Off        0.048
770     Current         0.053
770     Delinquent      0.016
770     Paid Off        0.055
780     Current         0.043
780     Delinquent      0.021
780     Paid Off        0.051
790     Current         0.032
790     Delinquent      0.011
790     Paid Off        0.038
800     Current         0.019
800     Delinquent      0.027
800     Paid Off        0.032
810     Current         0.011
810     Delinquent      0.003
810     Paid Off        0.012
820     Current         0.002
820     Paid Off        0.002
830     Current         0
830     Paid Off        0.001
840     Current         0

Status          # of Loans      Average         Std. Deviation
Current         11,201          705             49.013
Delinquent      375             682             49.974
Paid Off        1,815           711             49.137
Total:          13,391

Copyright 2006, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-to-Value Distribution by Status
Mortgage Data Through: October 31, 2006

LTV     Delinquency     Percentage
0       Current         0.004
0       Paid Off        0.005
0.1     Paid Off        0.352
0.1     Current         0.28
0.1     Delinquent      0.163
0.2     Current         0.685
0.2     Paid Off        0.615
0.2     Delinquent      0.808
0.3     Paid Off        0.025
0.3     Delinquent      0.029
0.3     Current         0.03
0.4     Paid Off        0.003
0.4     Current         0.001
0.5     Current         0

Status          # of Loans      Average         Std. Deviation
Current         11,201          0.941           0.07
Delinquent      375             0.963           0.044
Paid Off        1,815           0.914           0.086
Total:          13,391

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Balance Distribution by Status
Mortgage Data Through: October 31, 2006

Balance Delinquency     Percentage

0       Current         0.001
10000   Current         0.077
10000   Delinquent      0.019
20000   Current         0.15
20000   Delinquent      0.107
30000   Current         0.215
30000   Delinquent      0.128
40000   Current         0.161
40000   Delinquent      0.139
50000   Current         0.113
50000   Delinquent      0.112
60000   Current         0.083
60000   Delinquent      0.088
70000   Current         0.053
70000   Delinquent      0.083
80000   Current         0.037
80000   Delinquent      0.064
90000   Current         0.031
90000   Delinquent      0.061
100000  Current         0.022
100000  Delinquent      0.053
110000  Current         0.014
110000  Delinquent      0.035
120000  Current         0.013
120000  Delinquent      0.021
130000  Current         0.005
130000  Delinquent      0.019
140000  Current         0.005
140000  Delinquent      0.019
150000  Current         0.004
150000  Delinquent      0.016
160000  Current         0.002
160000  Delinquent      0.003
170000  Current         0.002
170000  Delinquent      0.008
180000  Current         0.002
190000  Current         0.002
190000  Delinquent      0.003
200000  Current         0.003
200000  Delinquent      0.005
210000  Current         0
210000  Delinquent      0.003
220000  Current         0.001
220000  Delinquent      0.003
230000  Current         0
240000  Current         0.001
240000  Delinquent      0.003
250000  Current         0
260000  Current         0
270000  Current         0
280000  Current         0
280000  Delinquent      0.003
290000  Current         0
290000  Delinquent      0.003
300000  Current         0
310000  Current         0
320000  Current         0
330000  Current         0
350000  Current         0
350000  Delinquent      0.005
360000  Current         0
370000  Current         0
390000  Current         0
400000  Current         0.001

Status          # of Loans      Average         Std. Deviation
Current         11,201          47,495.30       35,564.08
Delinquent      375             66,663.81       47,305.78
Total:          11,576

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Type Distribution by Status
Mortgage Data Through: October 31, 2006

Mortgage Type   Delinquency     Percentage
Investment Home Current         0.398
Investment Home Delinquent      0.237
Investment Home Paid Off        0.447
Primary Home    Current         0.514
Primary Home    Delinquent      0.712
Primary Home    Paid Off        0.465
Second Home     Current         0.088
Second Home     Delinquent      0.051
Second Home     Paid Off        0.088

Mortgage Type   Loan Count      Total Balance   Avg. Balance    Std. Deviation
Fixed           13,391          556,993,776.61  41,594.64       37,439.10
Total:          13,391          556,993,776.61

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Ownership Distribution by Status
Mortgage Data Through: October 31, 2006

Ownership Type  Delinquency     Percentage

Investment Home Current         0.398
Investment Home Delinquent      0.237
Investment Home Paid Off        0.447
Primary Home    Current         0.514
Primary Home    Delinquent      0.712
Primary Home    Paid Off        0.465
Second Home     Current         0.088
Second Home     Delinquent      0.051
Second Home     Paid Off        0.088

Title           # of Loans
Investment Home 5,359
Primary Home    6,864
Second Home     1,168
Total:          13,391

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Balance Over Time
Mortgage Data Through: October 31, 2006

AsOfDate        30 Days         60 Days         90 Days         Foreclosure     REO
5/31/2006       719966.96       0               145930.05       0               0
6/30/2006       6510062.19      534310.13       0               0               0
7/31/2006       9083260.77      4576641.56      444812.14       0               0
8/31/2006       11294224.63     6540820.46      4438409.27      0               0
9/30/2006       7096307.28      5441937.84      9620953.57      0               0
10/31/2006      7865604.35      4240168.52      12167982.03     725175.52       0

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Purpose Distribution
Mortgage Data Through: October 31, 2006

Origination Statistics  Current Loans

Purpose                 Number  Percentage      Purpose                 Number          Percentage
Cash-out refinance      1,330   9.9%            Cash-out refinance      1,130           10.1%
Purchase                11,659  87.1%           Purchase                9,730           86.9%

Rate/term refinance     402     3.0%            Rate/term refinance     341             3.0%
Home Improvement        0       0.0%            Home Improvement        0               0.0%
Other                   0       0.0%            Other                   0               0.0%

Total                   13,391  100%            Total                   11,201          100%

Delinquent Loans                Paid Off Loans

Purpose                 Number          Percentage      Purpose                 Number          Percentage

Cash-out refinance      46              12.3%           Cash-out refinance      154             8.5%
Purchase                314             83.7%           Purchase                1,615           89.0%

Rate/term refinance     15              4.0%            Rate/term refinance     46              2.5%
Home Improvement        0               0.0%            Home Improvement        0               0.0%
Other                   0               0.0%            Other                   0               0.0%

Total                   375             100%            Total                   1,815           100%

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Count Over Time
Mortgage Data Through: October 31, 2006

AsOfDate        30 Days 60 Days 90 Days Foreclosure     REO
5/31/2006       10      0       1       0               0
6/30/2006       102     6       0       0               0
7/31/2006       130     65      4       0               0
8/31/2006       179     91      60      0               0
9/30/2006       126     92      127     0               0
10/31/2006      129     63      175     8               0

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Conditional Prepayment Rates
Mortgage Data Through: October 31, 2006

Date    Distribution Date       CPR     3-Month MA      6-Month MA      12-Month MA
10/31/2006      11/25/2006      31.55%  31.98%
9/30/2006       10/25/2006      32.06%  32.59%
8/31/2006       9/25/2006       32.31%  32.06%
7/31/2006       8/25/2006       33.40%
6/30/2006       7/25/2006       30.44%
5/31/2006       6/25/2006       18.10%

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved